Income Taxes (Details 7) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Valuation Allowance [Line Items]
Balance at beginning of year	$ 38,347	$ 44,995	$ 44,825
Additions Charges to earnings	5,445	4,698	9,993
Deductions-Charges to earnings	(1,407)	(1,552)	(1,774)
Expiration And Forfeitures	(187)	(10,183)	(11,655)
Others (Note)	(1,232)	389	3,606
Balance at end of year	$ 40,966	$ 38,347	$ 44,995